Consolidated Statements of Income and Comprehensive Income ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Net revenues:
Agency		¥ 2,760,448	$ 388,801	¥ 2,376,851	¥ 2,811,936
Life insurance business		2,593,803	365,330	2,237,312	2,679,720
P&C insurance business		166,645	23,471	139,539	132,216
Claims adjusting		437,941	61,683	404,763	459,178
Total net revenues		3,198,389	450,484	2,781,614	3,271,114
Operating costs and expenses:
Agency		(1,868,672)	(263,197)	(1,527,572)	(1,835,825)
Life insurance business		(1,749,475)	(246,408)	(1,436,606)	(1,742,640)
P&C insurance business		(119,197)	(16,789)	(90,966)	(93,185)
Claims adjusting		(276,744)	(38,979)	(268,031)	(279,342)
Total operating costs		(2,145,416)	(302,176)	(1,795,603)	(2,115,167)
Selling expenses		(250,223)	(35,243)	(272,706)	(306,463)
General and administrative expenses		(606,925)	(85,484)	(544,630)	(547,579)
Total operating costs and expenses		(3,002,564)	(422,903)	(2,612,939)	(2,969,209)
Income from operations		195,825	27,581	168,675	301,905
Other income, net:
Gains from fair value change		102,867	14,489
Investment income related to the realized gain on available-for-sale investments		49,106	6,917	17,809	32,898
Interest income, net		5,690	801	13,674	2,971
Others, net		(3,670)	(517)	(3,823)	33,314
Income before income taxes, share of income and impairment of affiliates, net		349,818	49,271	196,335	371,088
Income tax expense		(59,402)	(8,367)	(41,016)	(90,574)
Share of income of affiliates, net of impairment		(1,317)	(185)	(69,596)	(20,573)
Net income		289,099	40,719	85,723	259,941
Less: net income (loss) attributable to the noncontrolling interests		8,622	1,215	(14,549)	8,952
Net income attributable to the Company’s shareholders		¥ 280,477	$ 39,504	¥ 100,272	¥ 250,989
Basic (in Dollars per share and Yuan Renminbi per share) | (per share)		¥ 0.26	$ 0.04	¥ 0.09	¥ 0.23
Diluted (in Dollars per share and Yuan Renminbi per share) | (per share)		¥ 0.26	$ 0.04	¥ 0.09	¥ 0.23
Basic (in Shares)	[1]	1,074,372,067	1,074,372,067	1,074,196,310	1,073,891,784
Diluted (in Shares)		1,076,740,198	1,076,740,198	1,074,457,821	1,074,291,194
Foreign currency translation adjustments		¥ 2,249	$ 317	¥ 3,728	¥ (9,116)
Unrealized net gains (loss) on available-for-sale investments		2,458	346	(1,919)	6,252
Share of other comprehensive (loss) gain of affiliates				4,688	(1,281)
Total comprehensive income		293,806	41,382	92,220	255,796
Less: Comprehensive income (loss) attributable to the noncontrolling interests		8,622	1,215	(14,549)	8,952
Comprehensive income attributable to the Company’s shareholders		¥ 285,184	$ 40,167	¥ 106,769	¥ 246,844

[1]	The weighted average number of ordinary shares outstanding excludes the number of ordinary shares issued in business combinations occurred in 2023 through an exchange of equity interests that are treated in the same manner as contingently issuable shares because the holders must return all or part if all necessary conditions have not been satisfied by the end of the period.